Personnel expenses	3 Months Ended
Jun. 30, 2020
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Salaries and variable compensation	2,276	2,132	2,120	4,408	4,147
Financial advisor compensation[1]	941	1,094	1,005	2,035	1,965
Contractors	35	28	38	64	74
Social security	182	164	152	347	322
Pension and other post-employment benefit plans	143	177	139	321	309
Other personnel expenses	104	113	116	217	222
Total personnel expenses	3,682	3,710	3,571	7,391	7,040
1 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.